Fair value measurement - Silver stream embedded derivative, key inputs were used (Details) - Silver stream embedded derivative	Jun. 30, 2023 USD ($)
Spot price
Key inputs used for valuation
Significant unobservable input, asset	22.81
Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	8.81
Average price
Key inputs used for valuation
Significant unobservable input, asset	24.38